Property and Equipment, Net (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Property and equipment, net consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Leasehold improvements	$29,794	$26,076
Furniture, fixtures and equipment	2,700	2,669
Medical equipment	12,443	11,003
Computer equipment	3,271	3,115
Signs	147	129
Automobiles	59	69
Software	4,331	4,834
Construction-in-progress	4,173	1,433
	56,918	49,328
Accumulated depreciation and amortization	(21,246)	(17,348)
Property and equipment, net	$35,672	$31,980

Property and equipment, net, consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Leasehold improvements	$26,076	$23,744
Furniture, fixtures and equipment	2,669	2,346
Medical equipment	11,003	8,811
Computer equipment	3,115	2,713
Signs	129	117
Automobiles	69	69
Software	4,834	4,036
Construction-in-progress	1,433	1,445
	49,328	43,281
Accumulated depreciation and amortization	(17,348)	(10,633)
Property and equipment, net	$31,980	$32,648